Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continuing operation	$ (3,063,537)	$ 1,646,865
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Loss from disposal of discontinued operations	389,576
Provision for doubtful accounts	1,541,880
Accounts receivable	327,186	(7,914,232)
Prepayments and other assets	(341,594)	(205,374)
Inventories	459,110	6,896,267
Accrued expenses and other current liabilities	65,384	212,732
Contract liabilities	220,644
Taxes payable	(2,183)	(95,754)
)Net cash (used in) provided by continuing operations	(403,534)	540,504
Net cash provided by (used in) discontinued operations	645,869	(1,874,620)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	242,335	(1,334,116)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from loan repayments	1,528,918	20,000,000
Net cash provided by continuing operations	1,528,918	20,000,000
Net cash provided by discontinued operations
NET CASH PROVIDED BY INVESTING ACTIVITIES	1,528,918	20,000,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of loans due to related parties		(27,513,849)
Loan from third parties	350,000
Net cash provided by (used in) continuing operations	350,000	(27,513,849)
Net cash provided by (used in) discontinued operations
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	350,000	(27,513,849)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	185,605	(3,086,796)
NET INCREASE(DECREASE) IN CASH	2,306,858	(11,934,761)
CASH AND CASH EQUIVALENTS - beginning of period	7,924,468	21,925,322
CASH AND CASH EQUIVALENTS - end of period	10,231,326	9,990,561
Less: cash and cash equivalents of discontinued operations at end of period	1,019,687	1,387,425
Cash and cash equivalents of continuing operations, at end of period	$ 9,211,639	$ 8,603,136